Other employee benefits (Schedule of changes in fair value of assets of other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Employee Benefits [Line Items]
Employer contributions	$ 2.8	$ 2.9
Benefits paid	(2.8)	(2.9)
Closing fair value of assets	$ 0.0	$ 0.0